ACCOUNTS AND NOTES RECEIVABLE - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net receivables derecognized	$ 100.3	$ 84.8
Pre-tax loss from sale of receivables	3.6	(2.6)
Payment to the Purchaser	1,246.8	1,136.5
Proceeds from transfers of receivables to the purchaser	1,262.1	1,142.0
Sale of receivables, deferred purchase price	$ 21.7	37.3
Deferred purchase price receivable collection period	30 days
Cash inflows related to the deferred purchase price receivable	$ 400.6	370.0
Gross receivables sold
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables sold	1,421.2	1,328.4
Net receivables sold
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables sold	1,260.1	1,151.4
Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term trade notes receivable, net	169.5	156.3
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash investment purchaser allowed to have in transferors receivables	100.0
Payment to the Purchaser		0.6
Delinquencies and credit losses on receivables sold	$ 0.3	$ 1.0